SECURITISATIONS AND COVERED BONDS	12 Months Ended
Dec. 31, 2019
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Disclosure Of Securitisations Programmes And Transactions [Text Block]

NOTE 31: SECURITISATIONS AND COVERED BONDS

SECURITISATION PROGRAMMES

Loans and advances to customers and debt securities carried at amortised cost include loans securitised under the Group’s securitisation programmes, the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet, with the related notes in issue included within debt securities in issue.

COVERED BOND PROGRAMMES

Certain loans and advances to customers have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet and the related covered bonds in issue included within debt securities in issue.

The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the notes in issue at 31 December, are listed below. The notes in issue are reported in note 30.

	2019		2018
	Loans and advances securitised	Notes in issue	Loans and advances securitised	Notes in issue
	£m	£m	£m	£m
Securitisation programmes
UK residential mortgages	25,815	23,505	25,018	22,485
Commercial loans	5,116	6,037	5,746	6,577
Credit card receivables	8,164	5,767	8,060	5,263
Motor vehicle finance	3,450	3,462	2,850	2,855
	42,545	38,771	41,674	37,180
Less held by the Group		(31,436)		(31,701)
Total securitisation programmes (notes 29 and 30)[1]		7,335		5,479
Covered bond programmes
Residential mortgage-backed	37,579	29,321	34,963	27,694
Social housing loan-backed	1,552	600	1,839	1,200
	39,131	29,921	36,802	28,894
Less held by the Group		(100)		(700)
Total covered bond programmes (note 30)		29,821		28,194
Total securitisation and covered bond programmes		37,156		33,673

1	Includes £47 million (2018: £53 million) of securitisation notes held at fair value through profit or loss.

Cash deposits of £4,703 million (2018: £4,102 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations are held by the Group. Additionally, the Group had certain contractual arrangements to provide liquidity facilities to some of these structured entities. At 31 December 2019 these obligations had not been triggered; the maximum exposure under these facilities was £56 million (2018: £88 million).

The Group has a number of covered bond programmes, for which limited liability partnerships have been established to ring-fence asset pools and guarantee the covered bonds issued by the Group. At the reporting date the Group had over-collateralised these programmes as set out in the table above to meet the terms of the programmes, to secure the rating of the covered bonds and to provide operational flexibility. From time-to-time, the obligations of the Group to provide collateral may increase due to the formal requirements of the programmes. The Group may also voluntarily contribute collateral to support the ratings of the covered bonds.

The Group recognises the full liabilities associated with its securitisation and covered bond programmes within debt securities in issue, although the obligations of the Group in respect of its securitisation issuances are limited to the cash flows generated from the underlying assets. The Group could be required to provide additional support to a number of the securitisation programmes to support the credit ratings of the debt securities issued, in the form of increased cash reserves and the holding of subordinated notes. Further, certain programmes contain contractual obligations that require the Group to repurchase assets should they become credit impaired.

The Group has not provided financial or other support by voluntarily offering to repurchase assets from any of its public securitisation programmes during 2019 (2018: none).